Revenue	9 Months Ended
Sep. 30, 2011
Revenues [Abstract]
Revenue [Text Block]
Note 14 –	Revenue

The Company’s revenue recognized under different methods for the nine months ended September 30, 2011 and 2010 were as follows:

	Nine Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Percentage-of-Completion method
Kirin County	$21,116,800	$18,781,699
Full accrual method
Wancheng New World	-	927,259

	$21,116,800	$19,708,958

The Company’s revenue recognized under different methods for the three months ended September 30, 2011 and 2010 were as follows:

	Three Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Percentage-of-Completion method
Kirin County	$10,502,842	$9,728,117
Full accrual method
Wancheng New World	-	144,655

	$10,502,842	$9,872,772